Legal Proceedings (Details) (USD $)			3 Months Ended		12 Months Ended			12 Months Ended		12 Months Ended							12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2011 Colonial Grand at Traditions	Jun. 30, 2011 Colonial Grand at Traditions	Dec. 31, 2012 Colonial Grand at Traditions	Jun. 17, 2011 Colonial Grand at Traditions	Apr. 30, 2007 Colonial Grand at Traditions	Dec. 31, 2012 UCO Litigation	Dec. 31, 2011 UCO Litigation	Dec. 31, 2012 Joint Venture and SM Traditions Associates, LLC	Dec. 31, 2012 Mira Vista at James Island Litigation	Dec. 31, 2006 Mira Vista at James Island Litigation	Apr. 30, 2007 Financial guarantee Colonial Grand at Traditions	Dec. 31, 2012 Joint Venture partner Colonial Grand at Traditions	Apr. 30, 2007 Joint Venture partner Financial guarantee Colonial Grand at Traditions	Apr. 30, 2007 Colonial Properties Trust Financial guarantee Colonial Grand at Traditions	Dec. 31, 2012 Total compensatory damages Joint Venture and SM Traditions Associates, LLC	Dec. 31, 2012 Total compensatory damages UCO UCO Litigation	Dec. 31, 2012 Total compensatory damages Colonial Properties Trust UCO Litigation	Dec. 31, 2012 Compensatory damages - original investment Joint Venture and SM Traditions Associates, LLC	Dec. 31, 2012 Compensatory damages - interest Joint Venture and SM Traditions Associates, LLC	Dec. 31, 2012 Punitive damages Joint Venture and SM Traditions Associates, LLC	Dec. 31, 2012 Non-cash impairment UCO Litigation	Dec. 31, 2011 Loss contingency	Dec. 31, 2012 Loss contingency UCO Litigation	Dec. 31, 2012 Loss contingency Joint Venture and SM Traditions Associates, LLC	Dec. 31, 2012 Post-trial motion - Amendment UCO Litigation
Legal
Guarantor obligations, maximum exposure													$ 7,000,000		$ 3,500,000	$ 3,500,000
Construction loan							34,100,000
Loans payable to bank	0	0				35,500,000
Equity method investment, ownership percentage					35.00%									65.00%
Debt instrument, maturity date					Apr. 15, 2010
Payments to acquire notes receivable				21,100,000
Date acquired			Aug. 01, 2011
Loss contingency, damages sought, value								10,300,000		13,000,000	41,000,000																4,800,000
Loss contingency, date of verdict										Feb. 01, 2013
Loss contingency, damages awarded, value										12,700,000							6,700,000	4,800,000	500,000	5,000,000	1,700,000	6,000,000
For-sale residential unit dispositions												230
Impairment, legal contingencies and other losses								8,200,000															3,300,000	4,800,000	4,900,000	12,700,000
Estimated litigation liability								0	3,300,000
Loss contingency accrual, at carrying value	$ 26,800,000	$ 8,800,000